Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 23, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 23, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Advantage Portfolio (Class IS shares)
Global Opportunity Portfolio (Class IS shares)

The maximum expense ratios with respect to the Class IS shares of the Advantage and Global Opportunity Portfolios (collectively, the "Portfolios") have been decreased, effective January 23, 2015. Accordingly, effective immediately, the Prospectus is hereby amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Advantage Portfolio
Expense [Heading]	rr_ExpenseHeading	With respect to the Advantage Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Advantage Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Advantage Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The footnotes following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Advantage Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

Class IS
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.56%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	7.31%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.50%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259

[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.81% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.